Related Party Transactions	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

12. Related party transactions

        The Company's chief executive officer, Michelle Dipp, M.D., Ph.D., does not currently receive and has not historically received any compensation for her service as chief executive officer because of her service as a general partner of one of the Company's principal stockholders. However, the Company may in the future determine to compensate Dr. Dipp.

        As discussed in Note 9, during 2011, the Company leased office space from one of its principal stockholders.

11. Related party transactions

        The Company's chief executive officer does not currently receive and has not historically received any compensation for her service as chief executive officer because of her service as a general partner of one of the Company's principal stockholders.

        As discussed in Note 8, during 2011, the Company leased office space from one of its principal stockholders.